ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts as of September 30, 2025 and March 31, 2026 are as follows:

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Accounts receivable	14,815,743	8,186,367	1,186,774
Less: allowance for doubtful accounts	(91,886)	(56,070)	(8,128)
Total Accounts receivable, net	14,723,857	8,130,297	1,178,646

The roll-forward of the allowance for doubtful accounts related to accounts receivable for the year ended September 30, 2025 and for the six months ended March 31, 2026 were as follows:

	For the year ended September 30, 2025	For the six months ended March 31, 2026
	RMB	RMB	USD
Beginning of the year/period	641,101	91,886	13,321
(Reversal) provision of allowance for doubtful accounts	(549,215)	(35,816)	(5,193)
End of the year/period	91,886	56,070	8,128